UNITED STATES
SECURITIES AND EXCHANGE COMMINSSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):   [ ] is a restatement
                                   [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:      Ensemble Capital Management, LLC
Address:   1350 Bayshore Highway, Suite 550
           Burlingame, CA 94010

13F File Number:  028-12081

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Sean Stannard-Stockton
Title:        Principal
Phone:        650-696-1240
Signature,              Place,           and Date of Signing:
Sean Stannard-Stockton  Burlingame, CA      February 11, 2010

Report Type (Check only one):
                         [X] 13F HOLDINGS REPORT
                         [ ] 13F NOTICE
                         [ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:
NONE

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0
Form 13F Information Table Entry Total:   40
Form 13F Information Table Value Total:   119003

List of Other Included Managers:

No.  13F File Number                    Name
None

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FORM 13F INFORMATION TABLE
                                                       VALUE   SHARES/ SH/ PUT/ INVSTMT OTHER      VOTING AUTHORITY
Name of Issuer	             Title of Class CUSIP     (x$1000) PRN AMT PRN CALL	DSCRETN	MANAGERS  SOLE	SHARED  NONE
---------------------------- -------------- --------- -------- ------- --- ---- ------- -------- ------ ------ ------
ANADARKO PETE CORP	     COM            032511107     5409   86650 SH       SOLE              86650
APPLE INC                    COM            037833100     8453   40113 SH       SOLE              40113
BECTON DICKINSON & CO	     COM	    075887109     2978   37767 SH       SOLE              37767
BEST BUY INC                 COM            086516101     2398   60765 SH       SOLE              60765
BLACKROCK INC		     COM            09247X101     2072    8925 SH       SOLE               8925
BRINKS HOME SEC HLDGS INC    COM            109699108     2278   69805 SH       SOLE              69805
CERNER CORP		     COM            156782104      396    4800 SH       SOLE               4800
CHEVRON CORP NEW             COM            166764100     1394   18100 SH       SOLE              18100
CISCO SYS INC                COM            17275R102     9922  414433 SH       SOLE             414433
COSTCO WHSL CORP NEW         COM            22160K105     8276  139860 SH       SOLE             139860
CVS CAREMARK CORPORATION     COM            126650100     9827  305090 SH       SOLE             305090
DEVON ENERGY CORP NEW        COM            25179M103     4346   59125 SH       SOLE              59125
EMERSON ELEC CO		     COM            291011104      564   13250 SH       SOLE              13250
ENTERPRISE PRODS PARTNERS L  COM            293792107     2938   93550 SH       SOLE              93550
EXXON MOBIL CORP             COM            30231G102      355    5200 SH       SOLE               5200
FRONTIER COMMUNICATIONS CORP COM            35906A108      849  108700 SH       SOLE             108700
GENERAL ELECTRIC CO          COM            369604103      366   24215 SH       SOLE              24215
GOOGLE INC		     CL A	    38259P508	   229     370 SH       SOLE                370
INTEL CORP		     COM	    458140100	  4830	236770 SH       SOLE             236770
INVESCO LTD                  SHS	    G491BT108     2536  107950 SH       SOLE             107950
ISHARES TR INDEX             BARCLY USAGG B 464287226     2115   20500 SH       SOLE              20500
JOHNSON & JOHNSON            COM            478160104      291    4514 SH       SOLE               4514
KIMBERLY CLARK CORP	     COM	    494368103     1801   28275 SH       SOLE              28275
KKR FINANCIAL HLDGS LLC      COM            48248A306      744  128246 SH       SOLE             128246
MASTERCARD INC		     CL A	    57636Q104     5035   19670 SH       SOLE              19670
NETEZZA CORP                 COM            64111N101     3586  369655 SH       SOLE             369655
NUANCE COMMUNICATIONS INC    COM            67020Y100     9328  600618 SH       SOLE             600618
PEPSICO INC                  COM            713448108     6697  110150 SH       SOLE             110150
PLAINS ALL AMERN PIPELINE L  UNIT LTD PARTN 726503105      433    8200 SH       SOLE               8200
PLUM CREEK TIMBER CO INC     COM            729251108     5373  142300 SH       SOLE             142300
SCHWAB CHARLES CORP NEW      COM            808513105     8524  452935 SH       SOLE             452935
SPDR INDEX SHS FDS           ASIA PACIF ETF 78463X301      223    3000 SH       SOLE               3000
VANGUARD WORLD FDS           ENERGY ETF     92204A306      593    7115 SH       SOLE               7115
VANGUARD TAX-MANAGED FD      EUROPE PAC ETF 921943858      479   14000 SH       SOLE              14000
VANGUARD INTL EQUITY INDEX F EURPEAN ETF    922042874     1071   22100 SH       SOLE              22100
VANGUARD INTL EQUITY INDEX F PACIFIC ETF    922042866      606   11800 SH       SOLE              11800
VANGUARD WORLD FDS           UTILITIES ETF  92204A876      290    4450 SH       SOLE               4450
VARIAN MED SYS INC           COM            92220P105      590   12600 SH       SOLE              12600
DISNEY WALT CO               COM DISNEY     254687106      232    7200 SH       SOLE               7200
WELLS FARGO & CO NEW         COM            949746101      576   21350 SH       SOLE              21350
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